Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share - USD ($)	3 Months Ended								8 Months Ended			9 Months Ended				12 Months Ended
	Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018		Dec. 31, 2018	Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019
Schedule of basic and diluted loss per common share [Abstract]
Net (loss) income	$ (7,921,978)		$ (491,677)	$ (62,901)	$ 669,344		$ 746,323	$ 701,764	$ 1,077,153		$ 1,077,153	$ (8,476,556)		$ 2,117,431		$ 2,350,168
Less: Income attributable to common stock subject to possible redemption	(3,016)				(768,480)				(1,321,648)			(593,745)		(2,412,064)		(3,078,671)
Adjusted net loss	$ (7,924,994)				$ (99,136)				$ (244,495)			$ (9,070,301)		$ (294,633)		$ (728,503)
Weighted average shares outstanding, basic and diluted (in Shares)	7,089,591	[1]			6,688,928	[1]			6,055,660	[2]		6,920,455	[1]	6,681,145	[1]	6,687,798	[2]
Basic and diluted net loss per common share (in Dollars per share)	$ (1.12)	[3]			$ (0.01)	[3]			$ (0.04)	[4]		$ (1.31)	[3]	$ (0.04)	[3]	$ (0.11)	[4]

[1]	Excludes an aggregate of up to 17,798,414 and 18,947,461 shares subject to possible redemption at September 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of up to 18,913,021 and 18,979,840 shares subject to possible redemption at December 31, 2019 and 2018, respectively.
[3]	Net loss per common share – basic and diluted excludes income attributable to shares subject to possible redemption of $3,016 and $768,480 for the three months ended September 30, 2020 and 2019, respectively, and $593,745 and $2,412,064 for the nine months ended September 30, 2020 and 2019, respectively (see Note 2).
[4]	Net loss per common share — basic and diluted excludes income attributable to shares subject to possible redemption of $3,078,671 and $1,321,648 for the year ended December 31, 2019 and for the period from May 4, 2018 (inception) through December 31, 2018, respectively.